SHAREHOLDERS' EQUITY AND INCOME PER COMMON SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended			2 Months Ended	12 Months Ended
		Nov. 15, 2011	Sep. 30, 2013	Aug. 31, 2013	Jul. 31, 2013	Sep. 30, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Jan. 21, 2015	Aug. 30, 2013
Class of Stock [Line Items]
Stock repurchased (in shares)							967,199
Stock repurchased							$ 13,498
Series B Preferred Stock issued (in shares)							0	0
Shares issued during period (in shares)							39,610	30,828	13,604,963
Shares issued value during period							$ 112	$ 97	$ 99,075
Net proceeds from the issuance of common stock							112	97	98,066
Shareholders with certain limited exceptions		5.00%
Number of Series C Junior Participating Preferred Stock purchase by each right		1/1000
Beneficial Ownership Level		4.99%
Discount to current market price of the common stock		50.00%
Earnings Per Share Reconciliation [Abstract]
Net income applicable to common stock							20,017	18,021	82,062
Convertible preferred stock dividends							0	0	3,001
Preferred stock discount							0	0	(7,554)
Net income applicable to common stock for calculation of diluted earnings per share							$ 20,017	$ 18,021	$ 77,509
Weighted average shares outstanding (in shares)	[1]						22,716,000	22,927,000	13,970,000
Restricted stock units (in shares)							233,000	306,000	363,000
Effect of stock options (in shares)							119,000	124,000	92,000
Stock units for deferred compensation plan for non-employee directors (in shares)							112,000	114,000	125,000
Effect of convertible preferred stock (in shares)							0	0	7,314,000
Weighted average shares outstanding for calculation of diluted earnings per share (in shares)							23,180,000	23,471,000	21,864,000
Net income per common share [Abstract]
Basic (in dollars per share)	[1]						$ 0.88	$ 0.79	$ 5.87
Diluted (in dollars per share)							$ 0.86	$ 0.77	$ 3.55
Series B Preferred Stock [Member] | Amended and Restated Warrants [Member]
Class of Stock [Line Items]
Series B Preferred Stock issued (in shares)					74,426
Common Stock [Member]
Class of Stock [Line Items]
Stock repurchase program percentage of shares authorized to be repurchased										5.00%
Stock repurchased (in shares)							967,199
Stock repurchased							$ 13,500
Shares issued during period (in shares)			1,725,000	11,500,000
Shares issued value during period			$ 13,400	$ 89,100
Net proceeds from the issuance of common stock						$ 97,100
Common Stock [Member] | Amended and Restated Warrants [Member]
Class of Stock [Line Items]
Amended warrants expiration date							Dec. 12, 2018
UST [Member] | Amended and Restated Warrants [Member]
Class of Stock [Line Items]
Book balance											$ 1,500
Discount											100
UST [Member] | Series B Preferred Stock [Member]
Class of Stock [Line Items]
Liquidation preference (in dollars per share)					$ 1,000
Book balance											87,200
Discount											7,600
UST [Member] | Series B Preferred Stock [Member] | Amended and Restated Warrants [Member]
Class of Stock [Line Items]
Amount agreed under securities purchase agreement					$ 81,000
Discount											$ 7,700
UST [Member] | Common Stock [Member] | Amended and Restated Warrants [Member]
Class of Stock [Line Items]
Warrants issued to purchase common stock (in shares)					346,154
Warrants, exercise price (in dollars per share)					$ 7.234
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares excluded from computation of diluted loss per share (in shares)							30,000	30,000	100,000
Antidilutive securities excluded from computation of earnings per share (in shares)							30,000	30,000	100,000
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares excluded from computation of diluted loss per share (in shares)									346,154
Antidilutive securities excluded from computation of earnings per share (in shares)									346,154

[1]	Basic net income per common share includes weighted average common shares outstanding during the period and participating share awards.